UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

The Managers AMG Funds

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:     October 31, 2012

Date of reporting period:  November 1, 2011 – April 30, 2012

                                           (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

Semi-Annual Report

Managers AMG Funds

April 30, 2012

Trilogy Global Equity Fund

Trilogy Emerging Markets Equity Fund

Trilogy International Small Cap Fund

Managers
INVESTMENT GROUP

SAR006-0412

Managers AMG Funds

Semi-Annual Report — April 30, 2012 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	4

FUND PERFORMANCE	5

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Trilogy Global Equity Fund	6

Trilogy Emerging Markets Equity Fund	10

Trilogy International Small Cap Fund	14

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	18

FINANCIAL STATEMENTS

Statements of Assets and Liabilities	20
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	21
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	22
Detail of changes in assets for the fiscal period

FINANCIAL HIGHLIGHTS	23
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	29
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2012	Expense Ratio for the Period	Beginning Account Value 11/01/2011	Ending Account Value 04/30/2012	Expenses Paid During the Period*
Trilogy Global Equity Fund
Investor Class Shares
Based on Actual Fund Return[1]	1.22%	$1,000	$ 978	$1.98
Hypothetical (5% return before expenses)	1.22%	$1,000	$1,019	$6.12
Service Class Shares
Based on Actual Fund Return	1.18%	$1,000	$1,093	$6.14
Hypothetical (5% return before expenses)	1.18%	$1,000	$1,019	$5.92
Institutional Class Shares
Based on Actual Fund Return	0.99%	$1,000	$1,090	$5.14
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$4.97
Trilogy Emerging Markets Equity Fund
Investor Class Shares
Based on Actual Fund Return[1]	1.26%	$1,000	$ 946	$2.01
Hypothetical (5% return before expenses)	1.26%	$1,000	$1,019	$6.32
Service Class Shares
Based on Actual Fund Return	1.21%	$1,000	$1,027	$6.10
Hypothetical (5% return before expenses)	1.21%	$1,000	$1,019	$6.07
Institutional Class Shares
Based on Actual Fund Return	1.05%	$1,000	$1,027	$5.29
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.27
Trilogy International Small Cap Fund
Investor Class Shares
Based on Actual Fund Return	1.35%	$1,000	$1,129	$7.15
Hypothetical (5% return before expenses)	1.35%	$1,000	$1,018	$6.77
Service Class Shares
Based on Actual Fund Return	1.27%	$1,000	$1,129	$6.72
Hypothetical (5% return before expenses)	1.27%	$1,000	$1,019	$6.37
Institutional Class Shares
Based on Actual Fund Return	1.10%	$1,000	$1,131	$5.83
Hypothetical (5% return before expenses)	1.10%	$1,000	$1,019	$5.52

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (182), then divided by 366.

[1] Commenced operations on March 1, 2012, and as such, the expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (60), then divided by 366.

Fund Performance

Periods ended April 30, 2012 (unaudited)

The table below shows the average annual total returns for the period indicated for each Fund, as well as each Fund’s relative index for the same time period.

Average Annual Total Returns[1]	Six Months*	One Year	Since Inception	Inception Date

Trilogy Global Equity Fund [2,3]

Investor Class*	–	–	(2.20)%	3/1/2012

Service Class	9.25%	(3.58)%	(1.25)%	3/1/2011

Institutional Class	8.98%	(3.71)%	(1.37)%	3/1/2011

MSCI World Index (Net) [6,9]	7.54%	(4.63)%	(0.66)%	3/1/2011†

Trilogy Emerging Markets Equity Fund [2,3,4]

Investor Class*	–	–	(5.45)%	3/1/2012

Service Class	2.69%	(16.57)%	(9.94)%	3/1/2011

Institutional Class	2.71%	(16.56)%	(9.93)%	3/1/2011

MSCI Emerging Markets Index (Net) [7,9]	3.93%	(12.61)%	(4.28)%	3/1/2011†

Trilogy International Small Cap Fund [2,3,4,5]

Investor Class	12.94%	–	(3.61)%	7/15/2011

Service Class	12.92%	(10.67)%	(5.12)%	3/1/2011

Institutional Class	13.08%	(10.55)%	(5.01)%	3/1/2011

MSCI All Country World Index ex-U.S. Small Cap (Net) [8,9]	4.92%	(13.51)%	(7.73)%	3/1/2011†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors, Inc., a member of FINRA.

*	Not annualized.

†	The date reflects the inception date of the Fund, not the index.

[1]

Total return equals income yield plus share price change. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2012. All returns are in U.S. dollars($).

[2]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital, and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[3]

Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.

[4]	A short-term redemption fee of 2% will be charged on redemptions of Fund shares held for 60 days or less.
[5]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[6]

The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global equity performance. The MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Unlike the Fund, the MSCI World Index is unmanaged, is not available for investment, and does not incur expenses.

[7]

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Unlike the Fund, the MSCI Emerging Markets Index is unmanaged, is not available for investment, and does not incur expenses.

[8]

The MSCI All Country (“AC”) World Index ex-U.S. Small Cap covers all investable small-cap securities with a market capitalization below that of the companies in the MSCI Standard Indices (excluding USA), and target approximately 14% of each market’s free-float adjusted market capitalization. Unlike the Fund, the MSCI All Country World Index ex-U.S. Small Cap is unmanaged, is not available for investment, and does not incur expenses.

[9]

All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Funds are distributed by Managers Distributors, Inc., a member of FINRA.

Trilogy Global Equity Fund

Fund Snapshots

April 30, 2012 (unaudited)

Portfolio Breakdown

Industry	Trilogy Global Equity Fund**	MSCI World Index
Information Technology	17.8%	12.8%
Financials	17.5%	18.6%
Consumer Discretionary	15.6%	10.9%
Energy	11.1%	11.1%
Industrials	9.3%	11.0%
Consumer Staples	8.7%	10.7%
Health Care	6.1%	10.2%
Materials	4.7%	7.1%
Telecommunication Services	1.3%	4.0%
Other Equities	1.3%	0.0%
Utilities	1.2%	3.6%
Other Assets and Liabilities	5.4%	0.0%

** As a percentage of net assets

Top Ten Holdings

Security Name	% of Net Assets

Google, Inc., Class A*	3.6%

Microsoft Corp.*	2.6

Apple, Inc.*	2.5

Wells Fargo & Co.*	2.0

SAP AG	1.8

British American Tobacco PLC	1.5

Schlumberger, Ltd.	1.5

Apache Corp.	1.4

BG Group PLC	1.4

Ensco PLC	1.4

Top Ten as a Group	19.7%

* Top Ten Holding at October 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Trilogy Global Equity Fund

Fund Snapshots (continued)

Summary of Investments by Country

Country	Trilogy Global Equity Fund*	MSCI World Index
Australia	0.0%	3.6%
Austria	0.0%	0.1%
Belgium	1.2%	0.4%
Bermuda	0.8%	0.2%
Brazil	1.0%	0.0%
Canada	0.0%	5.1%
Cayman Islands	0.0%	0.1%
China	1.7%	0.0%
Denmark	0.4%	0.5%
Finland	0.0%	0.3%
France	3.3%	3.5%
Germany	3.7%	3.5%
Hong Kong	1.1%	1.0%
India	0.6%	0.0%
Ireland	1.8%	0.1%
Israel	0.0%	0.3%
Italy	1.2%	0.9%
Japan	7.8%	8.9%
Jersey, Channel Islands	0.4%	0.3%
Luxembourg	0.0%	0.2%
Netherlands	0.3%	1.1%
New Zealand	0.0%	0.1%
Norway	0.6%	0.3%
Portugal	1.2%	0.1%
Russia	1.0%	0.0%
Singapore	0.0%	0.7%
South Africa	0.4%	0.0%
South Korea	2.0%	0.0%
Spain	0.0%	1.1%
Sweden	2.1%	1.3%
Switzerland	5.5%	3.5%
Taiwan	0.5%	0.0%
Turkey	0.4%	0.0%
United Kingdom	10.3%	9.3%
United States	50.7%	53.4%
Supranatural & Other	0.0%	0.1%

	100.0%	100.0%

*	As a percentage of total market value on April 30, 2012

Trilogy Global Equity Fund

Schedule of Portfolio Investments

April 30, 2012 (unaudited)

	Shares	Value

Common Stocks - 93.3%
Consumer Discretionary - 15.6%
ABC-Mart, Inc. (Japan)	13,200	$480,690
Carnival PLC (United Kingdom)	14,558	472,870
Ctrip.com International, Ltd., ADR (China)*	33,676	729,759
Daimler AG (Germany)	8,000	442,651
Ford Motor Co. (United States)	42,050	474,324
GameStop Corp., Class A (United States)	14,900	339,124
Hanesbrands, Inc. (United States)*	9,267	261,515
Hennes & Mauritz AB, B Shares (Sweden)*	24,633	844,631
Honda Motor Co., Ltd. (Japan)	17,000	611,816
Hyundai Motor Co. (South Korea)	2,310	545,322
Lennar Corp., Class A (United States)	17,240	478,238
Li & Fung, Ltd. (Hong Kong)	164,700	351,213
McDonald’s Corp. (United States)	3,500	341,075
NIKE, Inc., Class B (United States)	3,179	355,635
Nitori Holdings Co., Ltd. (Japan)	3,624	333,483
Omnicom Group, Inc. (United States)	8,832	453,170
priceline.com, Inc. (United States)*	1,250	951,025
Publicis Groupe SA (France)	9,771	504,544
Toyota Motor Corp. (Japan)	13,471	552,012
TRW Automotive Holdings Corp. (United States)*	8,160	372,994
Urban Outfitters, Inc. (United States)*	34,169	989,534
Walt Disney Co., The (United States)	8,078	348,243
Total Consumer Discretionary		11,233,868
Consumer Staples - 8.7%
Anheuser-Busch InBev N.V. (Belgium)	11,730	845,443
British American Tobacco PLC (United Kingdom)	21,779	1,117,036
Carlsberg A/S (Denmark)	3,400	293,494
Grupo Modelo SAB de CV, Series C (Mexico)	43,000	303,867
Japan Tobacco, Inc. (Japan)	80	443,175
Jeronimo Martins SGPS, S.A. (Portugal)	48,629	910,063
Monster Beverage Corp. (United States)*	7,100	461,216
PepsiCo, Inc. (United States)	8,093	534,138
Philip Morris International, Inc. (United States)	10,611	949,791
TESCO PLC (United Kingdom)	88,174	454,333
Total Consumer Staples		6,312,556
Energy - 11.1%
Apache Corp. (United States)	10,787	1,034,905
BG Group PLC (United Kingdom)	43,342	1,022,664
Chevron Corp. (United States)	3,200	340,992
Ensco PLC, Sponsored ADR (United Kingdom)	18,485	1,010,205

	Shares	Value

Gazprom OAO, Sponsored ADR (Russia)	36,040	$417,418
Halliburton Co. (United States)	13,097	448,179
Helmerich & Payne, Inc. (United States)	6,500	334,035
Inpex Corp. (Japan)	50	330,126
Noble Energy, Inc. (United States)	4,595	456,375
Occidental Petroleum Corp. (United States)	4,420	403,192
Schlumberger, Ltd. (United States)	14,912	1,105,576
Southwestern Energy Co. (United States)*	10,200	322,116
Total SA (France)	9,461	454,161
Transocean, Ltd. (Switzerland)	6,069	305,817
Total Energy		7,985,761
Financials - 17.5%
Akbank T.A.S. (Turkey)	70,761	263,045
Allianz SE (Germany)	4,970	554,359
Banco Bradesco, S.A., ADR (Brazil)	25,855	414,456
BNP Paribas SA (France)	6,966	281,143
Citigroup, Inc. (United States)	19,440	642,298
Credit Suisse Group AG (Switzerland)	36,967	884,210
Franklin Resources, Inc. (United States)	2,227	279,511
Goldman Sachs Group, Inc., The (United States)	5,790	666,719
HSBC Holdings PLC (United Kingdom)	66,608	601,283
Industrial & Commercial Bank of China, Class H (China)	805,000	534,869
Intesa Sanpaolo S.p.A (Italy)	202,770	307,369
JPMorgan Chase & Co. (United States)	23,315	1,002,079
Lincoln National Corp. (United States)	14,100	349,257
MetLife, Inc. (United States)	12,700	457,581
Nomura Holdings, Inc. (Japan)	118,000	483,696
Prudential PLC (United Kingdom)	76,167	933,497
Sberbank of Russia, Sponsored ADR (Russia)	25,794	334,032
Societe Generale SA (France)	28,246	668,701
Sony Financial Holdings, Inc. (Japan)	20,480	334,710
Sumitomo Mitsui Financial Group, Inc.
(Japan)	26,981	863,359
US Bancorp (United States)	10,608	341,259
Wells Fargo & Co. (United States)	42,989	1,437,122
Total Financials		12,634,555
Health Care - 6.1%
Abbott Laboratories (United States)	10,600	657,838
Agilent Technologies, Inc. (United States)	7,271	306,692
Celgene Corp. (United States)*	4,223	307,941
Express Scripts Holding Co. (United States)*	13,127	732,355
Fresenius SE & Co. KGaA (Germany)	3,958	395,156

The accompanying notes are an integral part of these financial statements.

Trilogy Global Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value

Health Care - 6.1% (continued)
Mettler-Toledo International, Inc. (United States)*	1,810	$324,569
Sanofi (France)	6,242	476,774
Sonova Holding AG (Switzerland)*	8,034	887,921
Tenet Healthcare Corp. (United States)*	57,694	299,432
Total Health Care		4,388,678
Industrials - 9.3%
Assa Abloy AB, Class B (Sweden)	10,845	315,659
Danaher Corp. (United States)	6,186	335,405
Delta Air Lines, Inc. (United States)*	36,061	395,229
FANUC Corp. (Japan)	4,680	789,284
Fiat Industrial SpA (Italy)	46,530	528,212
G4S PLC (United Kingdom)	103,735	470,647
Hutchison Whampoa, Ltd. (Hong Kong)	49,597	475,141
Kuehne + Nagel International AG
(Switzerland)	3,610	438,992
Michael Page International PLC (United Kingdom)	78,100	527,736
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	29,150	981,481
Union Pacific Corp. (United States)	3,610	405,908
United Continental Holdings, Inc. (United States)*	23,033	504,883
Wolseley PLC (Switzerland)	15,103	574,996
Total Industrials		6,743,573
Information Technology - 17.8%
Apple, Inc. (United States)*	3,111	1,817,571
Citrix Systems, Inc. (United States)*	6,010	514,516
eBay, Inc. (United States)*	11,052	453,685
Google, Inc., Class A (United States)*	4,249	2,571,622
Infosys, Ltd., Sponsored ADR (India)	9,210	436,094
Marvell Technology Group, Ltd. (Bermuda)*	36,429	546,799
Microsoft Corp. (United States)	57,963	1,855,975
ON Semiconductor Corp. (United States)*	58,960	487,010
Oracle Corp. (United States)	9,038	265,627
Samsung Electronics Co., Ltd., GDR (South Korea)	1,433	874,472
SanDisk Corp. (United States)*	12,800	473,728
SAP AG (Germany)	19,704	1,306,639

	Shares	Value

Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	24,148	$376,226
Telefonaktiebolaget LM Ericsson, B Shares (Sweden)*	35,501	351,938
Toshiba Corp. (Japan)	115,700	472,959
Total Information Technology		12,804,861
Materials - 4.7%
BHP Billiton PLC (United Kingdom)	14,101	453,938
CRH PLC (Ireland)	17,200	326,285
Monsanto Co. (United States)	8,800	670,384
Newmont Mining Corp. (United States)	7,000	333,550
Syngenta AG (Switzerland)	1,320	462,893
Vale S.A., Sponsored ADR (Brazil)	13,749	305,228
Xstrata PLC (Switzerland)	22,694	435,850
Yara International ASA (Norway)	8,532	418,239
Total Materials		3,406,367
Telecommunication Services - 1.3%
Koninklijke KPN N.V. (Netherlands)	22,944	205,988
MTN Group, Ltd. (South Africa)	18,300	320,028
Vodafone Group PLC (United Kingdom)	148,137	410,038
Total Telecommunication Services		936,054
Utilities - 1.2%
AES Corp., The (United States)*	35,191	440,592
NRG Energy, Inc. (United States)*	25,192	428,264
Total Utilities		868,856
Total Common Stocks
(cost $64,849,709)		67,315,129
Exchange Traded Notes - 1.3%
iPath MSCI India Index ETN (United States)*
(cost $1,036,390)	17,271	922,444
Other Investment Companies - 6.1%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.06%
(cost $4,386,006)	4,386,006	4,386,006
Total Investments - 100.7%
(cost $70,272,105)		72,623,579
Other Assets, less Liabilities - (0.7)%		(504,477)
Net Assets - 100.0%		$72,119,102

The accompanying notes are an integral part of these financial statements.

Trilogy Emerging Markets Equity Fund

Fund Snapshots

April 30, 2012 (unaudited)

Portfolio Breakdown

Industry	Trilogy Emerging Markets Equity Fund**	MSCI Emerging Markets Index
Financials	26.8%	23.8%
Consumer Discretionary	16.2%	8.2%
Information Technology	15.6%	14.1%
Energy	13.2%	13.7%
Materials	8.9%	12.6%
Consumer Staples	5.1%	8.2%
Telecommunication Services	3.8%	8.3%
Industrials	3.1%	6.5%
Health Care	2.9%	1.0%
Utilities	1.2%	3.6%
Other Assets and Liabilities	3.2%	0.0%

** As a percentage of net assets

Top Ten Holdings

Security Name	% of Net Assets

Samsung Electronics Co., Ltd.*	4.0%

Hyundai Motor Co.*	3.6

Naspers, Ltd., N Shares*	3.2

Banco Bradesco, S.A.*	2.2

NHN Corp.*	2.1

China Shenhua Energy Co., Ltd., Class H*	2.0

Taiwan Semiconductor Manufacturing Co., Ltd.	2.0

Vale S.A.*	1.8

Gazprom OAO*	1.7

E-Mart Co., Ltd.	1.7

Top Ten as a Group	24.3%

* Top Ten Holding at October 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Trilogy Emerging Markets Equity Fund

Fund Snapshots (continued)

Summary of Investments by Country

Country	Trilogy Emerging Markets Equity Fund*	MSCI Emerging Markets Index
Bermuda	0.0%	0.6%

Brazil	14.4%	14.0%

Canada	0.8%	0.0%

Cayman Islands	0.2%	3.2%

Chile	0.4%	1.8%

China	14.2%	9.9%

Colombia	1.3%	1.2%

Czech Republic	1.3%	0.3%

Egypt	0.0%	0.4%

Hong Kong	3.7%	4.6%

Hungary	0.0%	0.3%

India	6.3%	6.3%

Indonesia	3.1%	2.7%

Israel	1.0%	0.0%

Malaysia	0.0%	3.4%

Mexico	5.2%	4.8%

Morocco	0.0%	0.1%

Netherlands	0.7%	0.0%

Peru	0.0%	0.1%

Philippines	0.0%	0.8%

Poland	1.0%	1.3%

Portugal	1.1%	0.0%

Russia	6.7%	6.2%

South Africa	8.4%	7.7%

South Korea	16.3%	15.3%

Taiwan	5.8%	10.6%

Thailand	3.0%	2.1%

Turkey	2.7%	1.4%

United Kingdom	2.4%	0.0%

United States	0.0%	0.9%

	100.0%	100.0%

* As a percentage of total market value on April 30, 2012

Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments

April 30, 2012 (unaudited)

	Shares	Value

Common Stocks - 96.8%
Consumer Discretionary - 16.2%
Anta Sports Products, Ltd. (China)	785,049	$774,636
Belle International Holdings, Ltd. (Hong Kong)	449,000	876,106
Corp. GEO, S.A.B. de C.V., Series B (Mexico)*	52,912	70,680
Ctrip.com International, Ltd., ADR (China)*	53,812	1,166,106
Desarrolladora Homex, S.A.B. de C.V., ADR (Mexico)*	31,658	532,171
Dongfeng Motor Group Co., Ltd., Class H (China)	713,000	1,394,532
Gafisa, S.A., ADR (Brazil)	78,727	289,715
Hyundai Department Store Co, Ltd. (South Korea)	4,222	593,753
Hyundai Motor Co. (South Korea)	14,089	3,325,994
MRV Engenharia e Participacoes, S.A. (Brazil)	113,634	664,104
Naspers, Ltd., N Shares (South Africa)	48,230	2,910,042
Parkson Retail Group, Ltd. (China)	1,053,500	1,169,895
Woongjin Coway Co., Ltd. (South Korea)	34,180	1,092,180
Total Consumer Discretionary		14,859,914
Consumer Staples - 5.1%
Anadolu Efes Biracilik Ve Malt Sanayii A.S. (Turkey)	25,730	362,697
E-Mart Co., Ltd. (South Korea)	6,638	1,575,169
Jeronimo Martins SGPS, S.A. (Portugal)	54,073	1,011,944
Natura Cosmeticos S.A. (Brazil)	31,367	708,746
SABMiller PLC (United Kingdom)	24,384	1,021,543
Total Consumer Staples		4,680,099
Energy - 13.2%
Adaro Energy Tbk PT (Indonesia)	6,426,604	1,294,980
Banpu PCL (Thailand)	24,600	444,199
China Shenhua Energy Co., Ltd., Class H (China)*	421,000	1,859,158
CNOOC, Ltd., ADR (Hong Kong)	6,392	1,352,867
Ecopetrol, S.A., Sponsored ADR (Colombia)	9,110	589,417
Eurasia Drilling Co, Ltd., GDR (Cayman Islands)	6,920	197,833
Gazprom OAO, Sponsored ADR (Russia)	136,875	1,585,295
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	91,861	641,434
Pacific Rubiales Energy Corp. (Canada)	24,204	694,378
PetroChina Co., Ltd., ADR (China)	4,775	710,616
Petroleo Brasileiro, S.A., ADR (Brazil)	37,194	875,547
Shougang Fushan Resources Group, Ltd. (Hong Kong)	1,332,000	464,198

	Shares	Value

Tambang Batubara Bukit Asam Persero Tbk PT (Indonesia)	252,000	$504,417
TMK OAO, GDR (Russia)	34,900	469,031
Yanzhou Coal Mining Co., Ltd., Class H (China)*	202,000	423,079
Total Energy		12,106,449
Financials - 26.8%
ABSA Group, Ltd. (South Africa)	39,800	820,224
African Bank Investments, Ltd. (South Africa)	118,456	592,207
Banco Bradesco, S.A., ADR (Brazil)	122,871	1,969,622
Banco Santander Brasil, S.A., ADR (Brazil)	112,122	904,825
Banco Santander Chile, ADR (Chile)	4,699	384,425
BanColombia, S.A., Sponsored ADR (Colombia)	7,944	538,842
Bangkok Bank PCL (Thailand)	166,700	1,049,096
Bank Mandiri Tbk PT (Indonesia)	1,171,461	939,453
Bank Pekao S.A. (Poland)	18,913	892,464
BR Malls Participacoes, S.A. (Brazil)	67,621	835,795
CETIP S.A. - Mercados Organizados (Brazil)	51,842	796,879
China Construction Bank Corp., Class H (China)	1,387,000	1,076,373
China Life Insurance Co., Ltd., Class H (China)*	225,000	599,073
Dongbu Insurance Co., Ltd. (South Korea)*	18,916	753,325
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	258,630	1,247,290
Haci Omer Sabanci Holding A.S. (Turkey)	249,663	1,038,375
Housing Development Finance Corp. (India)	69,912	891,193
Industrial & Commercial Bank of China, Class H (China)	1,975,040	1,312,284
Itau Unibanco Holding, S.A., ADR (Brazil)	57,606	903,838
Kasikornbank PCL (Thailand)	221,700	1,171,606
KB Financial Group, Inc., ADR (South Korea)	12,294	417,135
Komercni Banka A.S. (Czech Republic)	6,368	1,169,919
Power Finance Corp., Ltd. (India)*	101,841	327,781
Sberbank of Russia (Russia)	604,317	1,365,339
Shinhan Financial Group Co., Ltd. (South Korea)	16,386	568,699
State Bank of India, Sponsored GDR (India)	12,014	976,399
Turkiye Garanti Bankasi A.S. (Turkey)*	264,212	972,708
Total Financials		24,515,169
Health Care - 2.9%
Amil Participacoes S.A. (Brazil)	64,160	627,412
Aspen Pharmacare Holdings, Ltd. (South Africa)*	66,539	1,075,543
Diagnosticos da America S.A. (Brazil)	48,177	344,997

The accompanying notes are an integral part of these financial statements.

Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value

Health Care - 2.9% (continued)
Mindray Medical International, Ltd., ADR (China)	17,977	$588,927
Total Health Care		2,636,879
Industrials - 3.1%
Bidvest Group, Ltd. (South Africa)	35,294	835,333
CCR, S.A. (Brazil)	91,839	712,106
Localiza Rent a Car, S.A. (Brazil)	52,067	890,478
Tata Motors, Ltd., Sponsored ADR (India)	12,228	363,783
Total Industrials		2,801,700
Information Technology - 15.6%
Baidu, Inc., Sponsored ADR (China)*	4,998	663,235
Hon Hai Precision Industry Co., Ltd. (Taiwan)	328,127	1,031,689
Infosys, Ltd., Sponsored ADR (India)	26,828	1,270,306
NHN Corp. (South Korea)	8,632	1,951,395
Samsung Electronics Co., Ltd. (South Korea)	2,958	3,620,478
Synnex Technology International Corp. (Taiwan)	479,366	1,119,468
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	613,843	1,814,297
Tata Consultancy Services, Ltd. (India)	40,434	953,607
Unimicron Technology Corp. (Taiwan)	676,784	764,673
Wistron Corp. (Taiwan)	281,208	419,519
Yandex N.V., Class A (Netherlands)*	26,452	627,441
Total Information Technology		14,236,108
Materials - 8.9%
Anhui Conch Cement Co., Ltd., Class H (China)*	251,500	836,626
BHP Billiton PLC (United Kingdom)	34,154	1,094,630
Grupo Mexico, S.A.B. de C.V., Series B (Mexico)	449,841	1,386,550

	Shares	Value

Huabao International Holdings, Ltd. (Hong Kong)	1,205,000	$618,136
Israel Chemicals, Ltd. (Israel)	74,928	857,088
LG Chem, Ltd. (South Korea)	2,147	536,670
Magnitogorsk Iron & Steel Works, Sponsored GDR (Russia)*	64,192	340,599
Novolipetsk Steel OJSC, GDR (Russia)	38,490	835,650
Vale S.A., Sponsored ADR (Brazil)	72,525	1,610,055
Total Materials		8,116,004
Telecommunication Services - 3.8%
America Movil, S.A.B de C.V., Series L, ADR (Mexico)	49,683	1,324,051
Mobile Telesystems OJSC, Sponsored ADR (Russia)	51,157	1,000,631
MTN Group, Ltd. (South Africa)	68,242	1,193,406
Total Telecommunication Services		3,518,088
Utilities - 1.2%
Federal Grid Co. Unified Energy System JSC (Russia)	38,023,492	304,188
GAIL India, Ltd. (India)*	125,335	783,999
Total Utilities		1,088,187
Total Common Stocks
(cost $87,420,789)		88,558,597
Other Investment Companies - 1.9%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.06% (cost $1,728,972)	1,728,972	1,728,972
Total Investments - 98.7%
(cost $89,149,761)		90,287,569
Other Assets, less Liabilities - 1.3%		1,171,772
Net Assets - 100.0%		$91,459,341

The accompanying notes are an integral part of these financial statements. 13

Trilogy International Small Cap Fund

Fund Snapshots

April 30, 2012 (unaudited)

Portfolio Breakdown

Industry	Trilogy International Small Cap Fund**	MSCI AC World Index ex-U.S. Small Cap
Industrials	20.2%	20.0%
Consumer Discretionary	15.5%	17.1%
Financials	14.8%	18.1%
Information Technology	11.7%	9.7%
Consumer Staples	10.7%	6.4%
Energy	9.1%	6.8%
Health Care	7.8%	5.2%
Materials	4.7%	13.3%
Telecommunication Services	1.5%	1.1%
Utilities	0.0%	2.3%
Other Assets and Liabilities	4.0%	0.0%

** As a percentage of net assets

Top Ten Holdings

Security Name	% of Net Assets

Ashtead Group PLC*	3.3%

PureCircle, Ltd.*	2.7

Intrum Justitia AB*	2.4

Credit Saison Co., Ltd.*	2.3

SAF-Holland, S.A.	2.3

Deutz AG	2.2

Totvs, S.A.	2.2

So-net Entertainment Corp.*	2.1

Homeserve PLC	2.1

First Pacific Co., Ltd.*	2.0

Top Ten as a Group	23.6%

* Top Ten Holding at October 31, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Trilogy International Small Cap Fund

Fund Snapshots (continued)

Summary of Investments by Country

Country	Trilogy International Small Cap Fund*	MSCI AC World Index ex-U.S. Small Cap
Australia	3.1%	6.0%
Austria	0.0%	0.2%
Belgium	0.0%	0.7%
Bermuda	3.9%	0.4%
Brazil	6.4%	3.4%
Canada	3.7%	8.3%
Cayman Islands	0.4%	0.9%
Chile	0.0%	0.4%
China	4.7%	2.4%
Columbia	0.0%	0.3%
Czech Republic	0.0%	0.1%
Denmark	0.0%	0.8%
Egypt	0.0%	0.1%
Finland	0.0%	0.5%
France	0.0%	5.7%
Germany	13.5%	5.7%
Greece	0.0%	0.1%
Hong Kong	5.8%	2.8%
Hungary	0.0%	0.1%
India	0.0%	1.5%
Indonesia	0.0%	0.7%
Ireland	0.0%	0.2%
Israel	0.0%	0.4%
Italy	1.8%	1.4%
Japan	16.6%	14.5%
Jersey, Channel Islands	0.0%	0.6%
Luxembourg	0.0%	0.3%

Country	Trilogy International Small Cap Fund*	MSCI AC World Index ex-U.S. Small Cap
Malaysia	0.0%	0.8%
Mexico	1.3%	1.2%
Netherlands	0.0%	1.8%
New Guinea	2.0%	0.0%
New Zealand	0.0%	0.1%
Norway	4.6%	0.5%
Philippines	0.0%	0.2%
Poland	0.0%	0.3%
Portugal	0.0%	0.1%
Russia	0.0%	1.5%
Singapore	0.0%	1.1%
South Africa	0.0%	1.9%
South Korea	1.9%	3.7%
Spain	0.0%	1.7%
Supranational & Other	0.0%	0.1%
Sweden	2.5%	2.1%
Switzerland	1.2%	5.7%
Taiwan	3.1%	2.5%
Thailand	0.9%	0.5%
Turkey	0.0%	0.3%
United Arab Emirates	2.3%	0.0%
United Kingdom	20.3%	15.1%
United States	0.0%	0.3%

	100.0%	100.0%

* As a percentage of total market value on April 30, 2012

Trilogy International Small Cap Fund

Schedule of Portfolio Investments

April 30, 2012 (unaudited)

	Shares	Value

Common Stocks - 96.0%
Consumer Discretionary - 15.5%
Cia Hering (Brazil)	9,211	$228,711
Ctrip.com International, Ltd., ADR (China)*	10,900	236,203
Daiichikosho Co., Ltd. (Japan)	9,072	183,149
Debenhams PLC (United Kingdom)	90,345	121,143
Desarrolladora Homex, S.A.B. de C.V., ADR (Mexico)*	12,500	210,125
Dufry AG (Switzerland)*	1,462	198,561
Hyundai Department Store Co, Ltd. (South Korea)	1,246	175,229
MRV Engenharia e Participacoes, S.A. (Brazil)	26,810	156,684
Piaggio & C S.p.A. (Italy)	96,200	290,827
SAF-Holland, S.A. (Germany)*	46,092	387,934
Stanley Electric Co., Ltd. (Japan)	20,902	320,211
WH Smith PLC (United Kingdom)	18,400	157,382
Total Consumer Discretionary		2,666,159
Consumer Staples - 10.7%
Asian Bamboo AG (Germany)	14,537	214,703
Asian Citrus Holdings, Ltd. (Hong Kong)	568,400	349,611
Britvic PLC (United Kingdom)	29,900	185,512
FamilyMart Co., Ltd. (Japan)	6,500	289,331
New Britain Palm Oil, Ltd. (New Guinea)*	24,008	338,975
PureCircle, Ltd. (Bermuda)*	171,833	468,499
Total Consumer Staples		1,846,631
Energy - 9.1%
Electromagnetic GeoServices AS (Norway)*	102,824	324,990
Eurasia Drilling Co, Ltd., GDR (Cayman Islands)	2,440	69,756
Fred Olsen Energy ASA (Norway)	4,379	181,906
Lamprell PLC (Arab Emirates)	45,676	258,363
Niko Resources, Ltd. (Canada)	7,400	311,776
Polarcus, Ltd. (Arab Emirates)*	125,565	129,749
Premier Oil PLC (United Kingdom)*	48,332	294,123
Total Energy		1,570,663
Financials - 14.8%
Admiral Group PLC (United Kingdom)	16,800	330,175
Close Brothers Group PLC (United Kingdom)	26,734	320,028
Credit Saison Co., Ltd. (Japan)	18,400	394,883
Dongbu Insurance Co., Ltd. (South Korea)*	3,650	145,360
First Pacific Co., Ltd. (Hong Kong)	324,000	350,975
GP Investments, Ltd., BDR (Brazil)*	73,597	169,885
International Personal Finance PLC (United Kingdom)	79,725	346,341
Lancashire Holdings, Ltd. (Bermuda)	13,416	175,363
Provident Financial PLC (United Kingdom)	9,300	174,479

	Shares	Value

Thanachart Capital PCL (Thailand)	140,300	$144,360
Total Financials		2,551,849
Health Care - 7.8%
China Kanghui Holdings, Inc., Sponsored ADR (China)*	5,201	103,864
Hikma Pharmaceuticals PLC (United Kingdom)	23,941	244,038
Mindray Medical International, Ltd., ADR (China)	6,300	206,388
Santen Pharmaceutical Co., Ltd. (Japan)	5,226	218,703
Sawai Pharmaceutical Co., Ltd. (Japan)	3,087	325,316
WuXi PharmaTech Cayman, Inc., ADR (China)*	16,366	235,343
Total Health Care		1,333,652
Industrials - 20.2%
Ashtead Group PLC (United Kingdom)	139,123	561,791
Deutz AG (Germany)*	53,775	381,656
Hitachi Transport System, Ltd. (Japan)	17,967	328,814
Homeserve PLC (United Kingdom)	87,300	357,786
Intrum Justitia AB (Sweden)	26,968	408,707
KUKA AG (Germany)*	14,100	335,789
Localiza Rent a Car, S.A. (Brazil)	7,159	122,437
Makita Corp. (Japan)	8,500	325,369
Rational AG (Germany)	1,224	312,989
Wacker Neuson SE (Germany)	20,965	346,302
Total Industrials		3,481,640
Information Technology - 11.7%
Digital China Holdings, Ltd. (Hong Kong)	137,000	258,762
Opera Software ASA (Norway)	40,500	261,716
Simplo Technology Co., Ltd. (Taiwan)	29,990	228,346
So-net Entertainment Corp. (Japan)	87	364,850
Synnex Technology International Corp. (Taiwan)	121,918	284,716
Totvs, S.A. (Brazil)	19,270	374,047
Wirecard AG (Germany)	13,400	248,616
Total Information Technology		2,021,053
Materials - 4.7%
Aquarius Platinum, Ltd. (Australia)	102,274	216,932
Medusa Mining, Ltd. (Australia)	50,000	297,180
Taseko Mines, Ltd. (Canada)*	85,200	294,968
Total Materials		809,080

The accompanying notes are an integral part of these financial statements.

Trilogy International Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value

Telecommunication Services - 1.5%
Inmarsat PLC (United Kingdom)	36,500	$260,454
Total Common Stocks
(cost $16,044,543)		16,541,181

	Shares	Value

Other Investment Companies - 3.7%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.06% (cost $649,236)	649,236	$649,236
Total Investments - 99.7%
(cost $16,693,779)		17,190,417
Other Assets, less Liabilities - 0.3%		43,477
Net Assets - 100.0%		$17,233,894

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2012, the approximate cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net

Trilogy Global Equity Fund	$70,312,550	$3,797,726	$(1,486,697)	$2,311,029
Trilogy Emerging Markets Equity Fund	89,156,280	6,234,311	(5,103,022)	1,131,289

Trilogy International Small Cap Fund	16,694,578	1,441,873	(946,034)	495,839

*	Non-income-producing security.

[1]	Yield shown for each investment company represents the April 30, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of April 30, 2012:

(See Note 1(a) in the Notes to Financial Statements)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Trilogy Global Equity Fund

Investments in Securities

Common Stocks

Information Technology	$9,798,853	$3,006,008	–	$12,804,861

Financials	6,808,524	5,826,031	–	12,634,555

Consumer Discretionary	6,094,636	5,139,232	–	11,233,868

Energy	5,761,392	2,224,369	–	7,985,761

Industrials	2,622,906	4,120,667	–	6,743,573

Consumer Staples	3,094,455	3,218,101	–	6,312,556

Health Care	2,628,827	1,759,851	–	4,388,678

Materials	1,309,162	2,097,205	–	3,406,367

Telecommunication Services	–	936,054	–	936,054

Utilities	868,856	–	–	868,856

Exchange Traded Notes	922,444	–	–	922,444

Other Investment Companies	4,386,006	–	–	4,386,006

Total Investments	$44,296,061	$28,327,518	–	$72,623,579

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Trilogy Emerging Markets Equity Fund

Investments in Securities

Common Stocks

Financials	$7,998,651	$16,516,518	–	$24,515,169

Consumer Discretionary	2,722,776	12,137,138	–	14,859,914

Information Technology	2,560,982	11,675,126	–	14,236,108

Energy	4,864,259	7,242,190	–	12,106,449

Materials	2,996,605	5,119,399	–	8,116,004

Consumer Staples	708,746	3,971,353	–	4,680,099

Telecommunication Services	2,324,682	1,193,406	–	3,518,088

Industrials	1,966,367	835,333	–	2,801,700

Health Care	1,561,336	1,075,543	–	2,636,879

Utilities	304,188	783,999	–	1,088,187

Other Investment Companies	1,728,972	–	–	1,728,972

Total Investments	$29,737,564	$60,550,005	–	$90,287,569

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Trilogy International Small Cap Fund

Investments in Securities

Common Stocks

Industrials	$122,437	$3,359,203	–	$3,481,640

Consumer Discretionary	831,723	1,834,436	–	2,666,159

Financials	500,060	2,051,789	–	2,551,849

Information Technology	374,047	1,647,006	–	2,021,053

Consumer Staples	1,157,085	689,546	–	1,846,631

Energy	311,776	1,258,887	–	1,570,663

Health Care	545,595	788,057	–	1,333,652

Materials	294,968	514,112	–	809,080

Telecommunication Services	–	260,454	–	260,454

Other Investment Companies	649,236	–	–	649,236

Total Investments	$4,786,927	$12,403,490	–	$17,190,417

As of April 30, 2012, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

Investments Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

BDR:	Brazilian Depositary Receipt
ETN:	Exchange Traded Notes

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

April 30, 2012 (unaudited)

	Trilogy Global Equity Fund	Trilogy Emerging Markets Equity Fund	Trilogy International Small Cap Fund

Assets:

Investments at value*	$72,623,579	$90,287,569	$17,190,417

Foreign currency**	212,708	671,240	43,817

Receivable for investments sold	230,361	552,221	38,814

Dividends and other receivables	196,102	216,624	64,558

Receivable for Fund shares sold	103,256	65,348	10,680

Receivable from affiliate	–	–	9,132

Prepaid expenses	20,087	24,308	11,028

Total assets	73,386,093	91,817,310	17,368,446

Liabilities:

Payable for investments purchased	1,099,736	195,437	76,661

Payable for Fund shares repurchased	37,953	16,574	6,069

Payable to affiliate	25,311	2,907	–

Accrued expenses:

Investment management and advisory fees	26,701	52,601	13,870

Shareholder servicing fees - Service Class	16,463	2,777	702

Distribution fees - Investor Class	3	2	17

Professional fees	14,536	25,075	11,945

Custodian	46,088	55,077	21,838

Trustees fees and expenses	48	1,337	106

Other	152	6,182	3,344

Total liabilities	1,266,991	357,969	134,552

Net Assets	$72,119,102	$91,459,341	$17,233,894

Net Assets Represent:

Paid-in capital	$70,813,909	$89,945,447	$17,759,316

Undistributed net investment income	172,294	215,437	24,386

Accumulated net realized gain (loss) from investments and foreign currency transactions	(1,199,432)	155,306	(1,047,392)

Net unrealized appreciation of investments and foreign currency translations	2,332,331	1,143,151	497,584

Net Assets	$72,119,102	$91,459,341	$17,233,894

Investor Class Shares:

Net Assets	$13,060	$9,459	$85,397

Shares outstanding	1,334	1,070	9,115

Net asset value, offering and redemption price per share	$9.79	$8.84	$9.37

Service Class Shares:

Net Assets	$59,193,457	$15,933,758	$4,142,374

Shares outstanding	6,028,207	1,801,149	442,384

Net asset value, offering and redemption price per share	$9.82	$8.85	$9.36

Institutional Class Shares:

Net Assets	$12,912,585	$75,516,124	$13,006,123

Shares outstanding	1,317,603	8,537,348	1,388,506

Net asset value, offering and redemption price per share	$9.80	$8.85	$9.37

* Investments at cost	$70,272,105	$89,149,761	$16,693,779

** Foreign currency at cost	$211,495	$666,729	$43,480

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended April 30, 2012 (unaudited)

	Trilogy Global Equity Fund	Trilogy Emerging Markets Equity Fund	Trilogy International Small Cap Fund

Investment Income:

Dividend income	$522,126	$737,264	$127,628

Interest income	284	27	–

Foreign withholding tax	(26,934)	(64,312)	(5,868)

Total investment income	495,476	672,979	121,760

Expenses:

Investment management and advisory fees	118,995	262,343	69,305

Distribution fees - Investor Class	5	4	46

Transfer agent	50,765	12,120	3,210

Custodian	41,642	68,024	19,807

Registration fees	21,059	15,282	30,202

Professional fees	17,145	30,421	13,587

Reports to shareholders	7,878	2,748	4,223

Trustees fees and expenses	1,854	2,838	567

Miscellaneous	774	5,184	553

Total expenses before offsets	260,117	398,964	141,500

Expense reimbursements	(1,236)	(2,336)	(63,313)

Expense repayments	40,345	4,346	–

Expense reductions	(9,570)	(1,479)	(4)

Net expenses	289,656	399,495	78,183

Net investment income	205,820	273,484	43,577

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	(406,459)	530,276	(776,650)

Net realized loss on foreign currency transactions	(90,486)	(301,208)	(32,672)

Net change in unrealized appreciation (depreciation) of investments	4,705,542	2,575,792	2,605,092

Net change in unrealized appreciation (depreciation) on foreign currency translations	(19,129)	7,626	1,954

Net realized and unrealized gain	4,189,468	2,812,486	1,797,724

Net increase in net assets resulting from operations	$4,395,288	$3,085,970	$1,841,301

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended April 30, 2012 (unaudited) and the fiscal period ended October 31, 2011

	Trilogy Global Equity Fund		Trilogy Emerging Markets Equity Fund		Trilogy International Small Cap Fund
	2012	2011*	2012	2011*	2012	2011*

Increase (Decrease) in Net Assets From Operations:

Net investment income	$205,820	$122,623	$273,484	$106,953	$43,577	$115,875

Net realized gain (loss) on investments	(496,945)	(734,525)	229,068	(146,434)	(809,322)	(316,561)

Net change in unrealized appreciation (depreciation) of investments	4,686,413	(2,354,082)	2,583,418	(1,440,267)	2,607,046	(2,109,462)

Net increase (decrease) in net assets resulting from operations	4,395,288	(2,965,984)	3,085,970	(1,479,748)	1,841,301	(2,310,148)

Distributions to Shareholders:

From net investment income:

Investor Class Shares	–	–	–	–	(32)	–

Service Class Shares	(77,566)	–	(55)	–	(361)	–

Institutional Class Shares	(46,545)	–	(92,273)	–	(56,182)	–

Total distributions to shareholders	(124,111)	–	(92,328)	–	(56,575)	–

From Capital Share Transactions:[1]

Proceeds from sale of shares	36,797,303	38,816,948	77,983,407	12,807,724	4,094,197	13,839,832

Reinvestment of dividends and distributions	124,032	–	92,003	–	55,054	–

Cost of shares repurchased	(3,800,639)	(1,123,735)	(937,637)	(50)	(229,717)	(50)

Net increase from capital share transactions	33,120,696	37,693,213	77,137,773	12,807,674	3,919,534	13,839,782

Total increase in net assets	37,391,873	34,727,229	80,131,415	11,327,926	5,704,260	11,529,634

Net Assets:

Beginning of period	34,727,229	–	11,327,926	–	11,529,634	–

End of period	$72,119,102	$34,727,229	$91,459,341	$11,327,926	$17,233,894	$11,529,634

End of period undistributed net investment income	$172,294	$90,585	$215,437	$34,281	$24,386	$37,384

Share Transactions:[1]

Sale of shares	3,882,724	3,974,667	9,117,594	1,313,932	473,996	1,384,084

Reinvested shares from dividends and distributions	14,153	–	11,573	–	7,067	–

Shares repurchased	(399,034)	(125,366)	(103,527)	(5)	(25,137)	(5)

Net increase in shares	3,497,843	3,849,301	9,025,640	1,313,927	455,926	1,384,079

*	Fund commenced operations on March 1, 2011.
[1]	See note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Trilogy Global Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Investor Class*	For the fiscal period ended April 30, 2012 (unaudited)

Net Asset Value, Beginning of Period	$10.02

Income from Investment Operations:

Net investment income[1]	0.03

Net realized and unrealized loss on investments[1]	(0.26)

Total from investment operations	(0.23)

Net Asset Value, End of Period	$9.79

Total Return[2]	(2.30)%[4,6]

Ratio of net expenses to average net assets	1.13%[5]

Ratio of net investment income to average net assets[2]	1.73%[5]

Portfolio turnover	57%[4]

Net assets at end of period (000’s omitted)	$13

Ratios absent expense offsets:[3]

Ratio of total expenses to average net assets	1.22%[5]

Ratio of net investment income to average net assets	1.64%[5]

Service Class**	For the six months ended April 30, 2012 (unaudited)	For the fiscal period ended October 31, 2011

Net Asset Value, Beginning of Period	$9.02	$10.00

Income from Investment Operations:

Net investment income[1]	0.04	0.02

Net realized and unrealized gain (loss) on investments[1]	0.79	(1.00)

Total from investment operations	0.83	(0.98)

Less Distributions to Shareholders from:

Net investment income	(0.03)	–

Net Asset Value, End of Period	$9.82	$9.02

Total Return[2]	9.25%[4]	(9.80)%[4]

Ratio of net expenses to average net assets	1.14%[5]	2.12%[5]

Ratio of net investment income to average net assets[2]	0.79%[5]	0.29%[5]

Portfolio turnover	57%[4]	40%[4]

Net assets at end of period (000’s omitted)	$59,193	$23,215

Ratios absent expense offsets:[3]

Ratio of total expenses to average net assets	1.18%[5]	1.46%[5]

Ratio of net investment income to average net assets	0.75%[5]	0.04%[5]

Trilogy Global Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Institutional Class**	For the six months ended April 30, 2012 (unaudited)	For the fiscal period ended October 31, 2011

Net Asset Value, Beginning of Period	$9.03	$10.00

Income from Investment Operations:

Net investment income[1]	0.03	0.08

Net realized and unrealized gain (loss) on investments[1]	0.78	(1.05)

Total from investment operations	0.81	(0.97)

Less Distributions to Shareholders from:

Net investment income	(0.04)	–

Net Asset Value, End of Period	$9.80	$9.03

Total Return[2]	8.98%[4]	(9.70)%[4]

Ratio of net expenses to average net assets	0.95%[5]	1.00%[5]

Ratio of net investment income to average net assets[2]	0.75%[5]	1.26%[5]

Portfolio turnover	57%[4]	40%[4]

Net assets at end of period (000’s omitted)	$12,913	$11,512

Ratios absent expense offsets:[3]

Ratio of total expenses to average net assets	0.99%[5]	1.25%[5]

Ratio of net investment income to average net assets	0.71%[5]	1.01%[5]

Trilogy Emerging Markets Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Investor Class*	For the fiscal period ended April 30, 2012 (unaudited)

Net Asset Value, Beginning of Period	$9.35

Income from Investment Operations:

Net investment income[1]	0.02

Net realized and unrealized loss on investments[1]	(0.53)

Total from investment operations	(0.51)

Net Asset Value, End of Period	$8.84

Total Return[2]	(5.45)%[4]

Ratio of net expenses to average net assets	1.26%[5]

Ratio of net investment income to average net assets[2]	1.28%[5]

Portfolio turnover	15%[4]

Net assets at end of period (000’s omitted)	$9

Ratios absent expense offsets:[3]

Ratio of total expenses to average net assets	1.29%[5]

Ratio of net investment income to average net assets	1.26%[5]

Service Class**	For the six months ended April 30, 2012 (unaudited)	For the fiscal period ended October 31, 2011

Net Asset Value, Beginning of Period	$8.62	$10.00

Income from Investment Operations:

Net investment income[1]	0.05	0.09

Net realized and unrealized gain (loss) on investments[1]	0.19	(1.47)

Total from investment operations	0.24	(1.38)

Less Distributions to Shareholders from:

Net investment income	(0.01)	–

Net Asset Value, End of Period	$8.85	$8.62

Total Return[2]	2.81%[4,6]	(13.80)%[4]

Ratio of net expenses to average net assets	1.21%[5]	1.09%[5]

Ratio of net investment income to average net assets[2]	1.07%[5]	1.50%[5]

Portfolio turnover	15%[4]	20%[4]

Net assets at end of period (000’s omitted)	$15,934	$44

Ratios absent expense offsets:[3]

Ratio of total expenses to average net assets	1.23%[5]	2.76%[5]

Ratio of net investment income (loss) to average net assets	1.05%[5]	(0.17)%[5]

Trilogy Emerging Markets Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Institutional Class**	For the six months ended April 30, 2012 (unaudited)	For the fiscal period ended October 31, 2011

Net Asset Value, Beginning of Period	$8.62	$10.00

Income from Investment Operations:

Net investment income[1]	0.03	0.10

Net realized and unrealized gain (loss) on investments[1]	0.21	(1.48)

Total from investment operations	0.24	(1.38)

Less Distributions to Shareholders from:

Net investment income	(0.01)	–

Net Asset Value, End of Period	$8.85	$8.62

Total Return[2]	2.82%[4,6]	(13.80)%[4]

Ratio of net expenses to average net assets	1.05%[5]	1.09%[5]

Ratio of net investment income to average net assets[2]	0.69%[5]	1.58%[5]

Portfolio turnover	15%[4]	20%[4]

Net assets at end of period (000’s omitted)	$75,516	$11,284

Ratios absent expense offsets:[3]

Ratio of total expenses to average net assets	1.06%[5]	2.76%[5]

Ratio of net investment income (loss) to average net assets	0.68%[5]	(0.09)%[5]

Trilogy International Small Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Investor Class#	For the six months ended April 30, 2012 (unaudited)	For the fiscal period ended October 31, 2011

Net Asset Value, Beginning of Period	$8.33	$9.76

Income from Investment Operations:

Net investment income (loss)[1]	0.03	0.00

Net realized and unrealized gain (loss) on investments[1]	1.04	(1.43)

Total from investment operations	1.07	(1.43)

Less distributions to Shareholders from:

Net investment income	(0.03)	–

Net Asset Value, End of Period	$9.37	$8.33

Total Return[2]	12.94%[4]	(14.65)%[4]

Ratio of net expenses to average net assets	1.35%[5]	1.35%[5]

Ratio of net investment income to average net assets[2]	0.84%[5]	0.74%[5]

Portfolio turnover	31%[4]	52%[4]

Net assets at end of period (000’s omitted)	$85	$9

Ratios absent expense offsets:[3]

Ratio of total expenses to average net assets	2.14%[5]	2.58%[5]

Ratio of net investment income (loss) to average net assets	0.05%[5]	(0.49)%[5]

Service Class**	For the six months ended April 30, 2012 (unaudited)	For the fiscal period ended October 31, 2011

Net Asset Value, Beginning of Period	$8.33	$10.00

Income from Investment Operations:

Net investment income[1]	0.03	0.03

Net realized and unrealized gain (loss) on investments[1]	1.04	(1.70)

Total from investment operations	1.07	(1.67)

Less Distributions to Shareholders from:

Net investment income	(0.04)	–

Net Asset Value, End of Period	$9.36	$8.33

Total Return[2]	12.92%[4]	(14.65)%[4]

Ratio of net expenses to average net assets	1.27%[5]	1.14%[5]

Ratio of net investment income to average net assets[2]	0.64%[5]	0.57%[5]

Portfolio turnover	31%[4]	52%[4]

Net assets at end of period (000’s omitted)	$4,142	$78

Ratios absent expense offsets:[3]

Ratio of total expenses to average net assets	2.04%[5]	2.33%[5]

Ratio of net investment loss to average net assets	(0.13)%[5]	(0.62)%[5]

Trilogy International Small Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Institutional Class**	For the six months ended April 30, 2012 (unaudited)	For the fiscal period ended October 31, 2011

Net Asset Value, Beginning of Period	$8.33	$10.00

Income from Investment Operations:

Net investment income[1]	0.03	0.09

Net realized and unrealized gain (loss) on investments[1]	1.05	(1.76)

Total from investment operations	1.08	(1.67)

Less Distributions to Shareholders from:

Net investment income	(0.04)	–

Net Asset Value, End of Period	$9.37	$8.33

Total Return[2]	13.08%[4]	(16.70)%[4]

Ratio of net expenses to average net assets	1.10%[5]	1.10%[5]

Ratio of net investment income to average net assets[2]	0.63%[5]	1.37%[5]

Portfolio turnover	31%[4]	52%[4]

Net assets at end of period (000’s omitted)	$13,006	$11,443

Ratios absent expense offsets:[3]

Ratio of total expenses to average net assets	2.04%[5]	2.24%[5]

Ratio of net investment income (loss) to average net assets	(0.31)%[5]	0.23%[5]

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds presented on the previous pages.

*	Commenced operations on March 1, 2012.
**	Commenced operations March 1, 2011.
#	Commenced operations July 18, 2011.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[3]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[4]	Not annualized.
[5]	Annualized.
[6]	The total return is based on the Financial Statement Net Asset Values as shown.

Notes to Financial Statements

April 30, 2012 (unaudited)

1.Summary of Significant Accounting Policies

The Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: Trilogy Global Equity Fund (“Global Equity”), Trilogy Emerging Markets Equity Fund (“Emerging Markets Equity”) and Trilogy International Small Cap Fund (“International Small Cap”), each a “Fund” and collectively the “Funds.”

The Funds commenced operations on March 1, 2011. Effective July 18, 2011, the International Small Cap Fund offers three classes of shares: Investor Class, Service Class and Institutional Class. Effective March 1, 2012, the Global Equity and Emerging Markets Equity Funds offer three classes of shares: Investor Class, Service Class and Institutional Class. Emerging Markets Equity and International Small Cap will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”). Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. Each Fund may use the fair value of a portfolio investment to calculate its Net Asset Value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV.) The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. Dividends from foreign securities are recorded as soon as the Trust becomes aware of the ex-dividend date except for Korean securities where dividends are recorded on confirmation date. Dividend income on foreign securities is recorded net of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended April 30, 2012, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: Global Equity -$9,559 or 0.04% and Emerging Markets Equity - $1,459 or 0.01%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2012, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal funds rate on the day of the overdraft. For the six months ended April 30, 2012, overdraft fees for Global Equity, Emerging Markets Equity and International Small Cap Equity equaled $0, $0 and $43, respectively.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended April 30, 2012, the transfer agent expense for Global Equity, Emerging Markets Equity and International Small Cap Equity was reduced by $11, $20 and $4, respectively.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits but include non-reimbursable expenses, if any, such as interest and taxes.

d.Dividends and Distributions

Dividends from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. Distributions are recorded on the ex-dividend date and declared separately for each class. These differences are primarily due to differing treatments for losses deferred due to wash sales and equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for the tax year ended October 31, 2011, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Notes to Financial Statements (continued)

New Tax Law: Regulated Investment Company Modernization Act:

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Act modernizes several of the federal income and excise tax provisions related to regulated investment companies (“RIC”). Some highlights of the enacted provisions are as follows:

New post-enactment capital losses may now be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act repealed the 60-day designation requirement for certain types of pass-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31, or December 31, reducing the circumstances under which a RIC might be required to send shareholders amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010.

f.Capital Loss Carryovers

As of April 30, 2012, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, for an unlimited time period.

	Capital Loss Carryover Amount
Fund	Short-Term	Long-Term	Expires
Global Equity
(Post-Enactment)	$662,042	—	Unlimited

Emerging Markets Equity
(Post-Enactment)	$67,243	—	Unlimited

International Small Cap Equity
(Post-E2nactment)	$238,070	—	Unlimited

g.Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

For the six months ended April 30, 2012 and the fiscal period ended October 31, 2011, the capital stock transactions by class for Global Equity, Emerging Markets Equity and International Small Cap Equity were:

	Global Equity				Emerging Markets Equity
	2012		2011		2012		2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:*
Proceeds from sale of shares	1,334	$13,250	n/a	n/a	1,070	$10,000	n/a	n/a
Reinvestment of distributions	—	—	n/a	n/a	—	—	n/a	n/a
Cost of shares repurchased	—	—	n/a	n/a	—	—	n/a	n/a

Net Decrease	1,334	$13,250	n/a	n/a	1,070	$10,000	n/a	n/a

Service Class:**
Proceeds from sale of shares	3,844,204	$36,411,453	2,699,454	$26,079,258	1,872,209	$16,501,573	5,128	$50,035
Reinvestment of distributions	8,846	77,487	—	—	4	28	—	—
Cost of shares repurchased	(398,931)	(3,799,615)	(125,366)	(1,123,735)	(76,187)	(690,005)	(5)	(50)

Net Decrease	3,454,119	$32,689,325	2,574,088	$24,955,523	1,796,026	$15,811,596	5,123	$49,985

Institutional Class:**
Proceeds from sale of shares	37,186	$372,600	1,275,213	$12,737,690	7,244,315	$61,471,834	1,308,804	$12,757,689
Reinvestment of distributions	5,307	46,545	—	—	11,569	91,975	—	—
Cost of shares repurchased	(103)	(1,024)	—	—	(27,340)	(247,632)	—	—

Net Increase (Decrease)	42,390	$418,121	1,275,213	$12,737,690	7,228,544	$61,316,177	1,308,804	$12,757,689

*	Commenced operations March 1, 2012.
**	Commenced operations March 1, 2011.

Notes to Financial Statements (continued)

	International Small Cap Equity
	2012		2011
	Shares	Amount	Shares	Amount
Investor Class:*
Proceeds from sale of shares	8,740	$78,148	1,024	$10,000
Reinvestment of distributions	4	32	—	—
Cost of shares repurchased	(653)	(5,636)	—	—

Net Decrease	8,091	$72,544	1,024	$10,000

Service Class:**
Proceeds from sale of shares	457,322	$3,943,476	9,405	$88,927
Reinvestment of distributions	46	361	—	—
Cost of shares repurchased	(24,384)	(223,153)	(5)	(50)

Net Decrease	432,984	$3,720,684	9,400	$88,877

Institutional Class:**
Proceeds from sale of shares	7,934	$72,573	1,373,655	$13,740,905
Reinvestment of distributions	7,017	54,661	—	—
Cost of shares repurchased	(100)	(928)	—	—

Net Increase (Decrease)	14,851	$126,306	1,373,655	$13,740,905

*	Commenced operations July 18, 2011.
**	Commenced operations March 1, 2011.

h.Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

i.Foreign Securities Risk

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

2.Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an investment management agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment programs and results. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2012, the annual investment management fee rates, as a percentage of average daily net assets, were as follows: Global Equity – 0.45%; Emerging Markets Equity – 0.70%; and International Small Cap – 1.00%.

Managers has contractually agreed, until at least March 1, 2013, to waive fees and pay or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of Global Equity and International Small Cap to 1.00% and 1.10%, respectively, of each Fund’s average daily net assets. Effective November 1, 2011, Managers Investment Group LLC has contractually agreed, until at least March 1, 2013, to limit the annual operating expenses (exclusive of taxes, interest, shareholder

Notes to Financial Statements (continued)

servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) of the Emerging Markets Equity Fund to 1.05% of average daily net assets of the Fund. Immediately prior to November 1, 2011, Emerging Markets Equity had a contractual expense limitation of 1.10%.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement occurs and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed that Fund’s respective expense cap. For the six months ended April 30, 2012, each Fund’s components of reimbursement are detailed in the following chart:

	Global Equity	Emerging Markets Equity	International Small Cap

Reimbursement Available - 10/31/11	$39,109	$112,381	$96,756

Additional Reimbursements	1,236	2,336	63,313

Repayments	(40,345)	(4,346)	—

Expired Reimbursements	—	—	—

Reimbursement Available - 04/30/12	$0	$110,371	$160,069

The aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc., (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchases through brokers, dealers, or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including payment of the expenses relating to the distribution of prospectuses for sales purposes and advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Funds have adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributors up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares.

The Plan further provides for periodic payments by the Funds or MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by the Investor Class shares for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by its clients of such broker, dealer or financial intermediary.

In addition, shareholders of the Investor Class Shares, Service Class Shares and Institutional Class Shares may bear shareholder servicing fees of up to 0.25%, 0.25% and 0.05%, respectively, for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs.

The Securities and Exchange Commission has granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended April 30, 2012, Global Equity lent $635,329, for 5 days and $1,992,705 for 1 day to other Managers Funds receiving interest of $238 and Emerging Markets Equity lent $886,719 for 1 day to other Managers Funds receiving interest of $26. The interest amounts are included in the Statement of Operations as interest income.

3.Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended April 30, 2012, were as follows:

	Long-Term Securities
Fund	Purchases	Sales

Global Equity	$60,223,828	$30,880,253

Emerging Markets Equity	84,842,700	10,471,554

International Small Cap	8,015,297	4,300,338

The Funds had no purchases or sales of U.S. Government obligations during the six months ended April 30, 2012.

Notes to Financial Statements (continued)

4.Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds have not had prior claims or losses and expect the risks of loss to be remote.

5.New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In December 2011, the FASB issued ASU No. 2011-11

“Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

6.Subsequent Events

The Funds have determined that no other material events or transactions occurred through the issuance date of the Funds’ financial statements, which require additional disclosure in or adjustment of the Funds’ financial statements.

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Subadvisor

Trilogy Global Advisors, LP

1114 Avenue of the Americas, 28th Floor

New York, NY 10036

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For Managers Choice Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.*

P.O. Box 9847

Providence,

Rhode Island 02940-8047

(800) 358-7668

Trustees

Jack W. Aber

Christine E. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE FOCUSED GROWTH

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.
(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: July 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: July 9, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: July 9, 2012